Description of Organization and Business Operations (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of company's subsidiaries
Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of ownership
Microvast Power Solutions, Inc (“MP Solutions”)	Texas, USA	July 2013	100%
Microvast Power Systems Co., Ltd. (“MPS”)	Huzhou, PRC	December 2006	91.97%
Microvast Power Systems UK Limited (“MP UK”)	Cardiff, United Kingdom (“UK”)	September 2014	100% owned by MPS
Microvast GmbH (“MV GmbH”)	Germany	May 2016	100%
Huzhou Microvast Electric Vehicle Sales Service, Ltd. (“MV E-Vehicle”)	Huzhou, PRC	July 2017	100% owned by MPS
Huzhou Hong Yang Taxi Co., Ltd. (“MV Taxi”)	Huzhou, PRC	October 2017	100% owned by MPS
Microvast APAC PTE. LTD. (“MV Singapore”)	Singapore	May 2017	100% owned by MPS
Huzhou Hongwei New Energy Automobile Co., Ltd. (“Hongwei”)	Huzhou, PRC	December 2016	100% owned by MPS